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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9537
Colonial California Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO
August 31, 2005 (Unaudited)	Colonial California Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 155.7%
EDUCATION – 10.5%
Education – 10.5%
CA Community College Financing Authority
	West Valley Mission Community College,
	Series 1997,
	Insured: MBIA
	5.625% 05/01/22	2,000,000	2,121,340
CA Educational Facilities Authority
	Pooled College and University,
	Series 2000 B,
	6.625% 06/01/20	250,000	275,905
	Pepperdine University,
	Series A
	Insured: AMBAC
	5.000% 12/01/35	1,000,000	1,072,040
CA University Enterprises, Inc.
	Auxiliary Organization,
	Series A
	Insured:FGIC
	4.375% 10/01/30	1,000,000	988,250
	Education Total		4,457,535
	EDUCATION TOTAL		4,457,535
HEALTH CARE – 3.9%
Continuing Care Retirement – 0.7%
CA Statewide Community Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	8.250% 11/15/31 (a)	250,000	286,985
	Continuing Care Retirement Total		286,985
Hospitals – 3.2%
CA Statewide Communities Development Authority Revenue
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	500,000	560,880
	Daughters of Charity Health,
	Series 2005 A,
	5.250% 07/01/30	500,000	526,655
CA Whittier Health Facility Revenue
	Presbyterian Intercommunity Hospital,
	Series 2002,
	5.750% 06/01/31	250,000	268,640
	Hospitals Total		1,356,175
	HEALTH CARE TOTAL		1,643,160

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (5.3%)
Assisted Living / Senior – 5.0%
CA ABAG Finance Authority for Nonprofit Corps.
	Odd Fellows Home,
	Series 1999,
	Insured: MBIA
	6.000% 08/15/24	2,000,000	2,127,680
	Assisted Living / Senior Total		2,127,680
Single Family – 0.3%
CA Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Guarantor: GNMA, FNMA, FHLMC
	6.350% 12/01/29 (b)	80,000	81,588
	Series 1998 B-5, AMT,
	Guarantor: GNMA, FNMA, FHLMC
	6.350% 12/01/29	60,000	61,079
	Single Family Total		142,667
	HOUSING TOTAL		2,270,347
OTHER – 10.3%
Refunded / Escrowed (c) – 7.8%
CA Health Facilities Financing Authority
	Cedars-Sinai Medical Center,
	Pre-refunded 12/01/09
	Series 1999 A,
	6.125% 12/01/30	250,000	282,428
CA Los Angeles Department of Water & Power
	Series 1999,
	Pre-refunded 10/15/09,
	Insured: FGIC
	6.100% 10/15/39	750,000	845,752
CA Oakland
	Harrison Foundation,
	Series 1999 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	6.000% 01/01/29	1,000,000	1,119,280
CA Placer County Water Agency
	Series 1999,
	Pre-refunded 07/01/09,
	Insured: AMBAC
	5.500% 07/01/29	1,000,000	1,099,530
	Refunded / Escrowed Total		3,346,990
Tobacco – 2.5%
CA Golden State Tobacco
	Securitization Enhanced Asset Backed,
	Series A
	Insured:FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
	5.000% 06/01/35	1,000,000	1,060,930
	Tobacco Total		1,060,930
	OTHER TOTAL		4,407,920
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC
	5.125% 08/01/22	500,000	526,850
	Disposal Total		526,850
	RESOURCE RECOVERY TOTAL		526,850
TAX - BACKED – 79.1%
Local Appropriated – 15.6%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(d) 08/01/18	2,020,000	1,164,510
	(d) 08/01/23	2,220,000	994,959
CA Pacifica
	Series 1999,
	Insured: AMBAC
	5.875% 11/01/29	1,500,000	1,665,990
CA San Bernardino County
	Medical Center Financing Project,
	Series 1994,
	Insured: MBIA
	5.500% 08/01/17	2,500,000	2,826,800
	Local Appropriated Total		6,652,259
Local General Obligations – 22.5%
CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA
	5.750% 07/01/16	500,000	591,755
CA Menifee Unified School District
	Election 2002,
	Series 2005 B,
	Insured: FGIC
	5.000% 08/01/28	1,000,000	1,065,140
CA Newhall School District
	Series 2004,
	Insured: FGIC
	5.000% 05/01/20	500,000	562,755
CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA
	6.550% 08/01/29	1,000,000	1,339,530
CA San Diego Unified School District
	Election of 1998,
	Series 2000 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Insured: MBIA
	6.000% 07/01/19	1,000,000	1,227,650
CA Temecula Valley Unified School District
	Series 2004,
	Insured: FSA
	5.000% 08/01/20	500,000	563,560
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(d) 09/01/18	1,630,000	941,130
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	250,000	273,870
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/21	500,000	615,685
	5.900% 08/01/25	500,000	613,510
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.700% 02/01/23	500,000	610,125
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.800% 02/01/21	500,000	609,930
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(d) 09/01/18	1,000,000	575,910
	Local General Obligations Total		9,590,550
Special Non - Property Tax – 9.7%
CA Economic Recovery
	Series 2004 A,
	Insured: FGIC
	5.250% 07/01/14	1,000,000	1,127,890
CA San Francisco City & County Hotel Tax Agency
	Series 1994,
	Insured: FSA
	6.750% 07/01/25	1,000,000	1,027,120
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	5.500% 07/01/36	500,000	560,335
	Insured: FSA
	5.500% 07/01/36	1,000,000	1,143,550

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	250,000	298,550
	Special Non - Property Tax Total		4,157,445
Special Property Tax – 16.8%
CA Carson Redevelopment Agency
	Redevelopment Project Area-1,
	Series 2003 B,
	Insured: MBIA
	5.250% 10/01/20	500,000	546,035
CA Fontana Public Finance Authority
	Tax Allocation Revenue,
	North Fontana Redevelopment,
	Series 2005 A,
	Insured: AMBAC
	5.000% 10/01/29	1,000,000	1,065,180
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	100,000	105,478
CA Huntington Park Public Financing Authority Revenue
	Series 2004,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,126,360
CA Lancaster Financing Authority
	Redevelopment Project No. 5 & 6,
	Series 2003,
	Insured: MBIA
	5.250% 02/01/20	1,075,000	1,223,640
CA Oceanside Community Development Commission
	Downtown Redevelopment Project,
	Series 2003,
	5.700% 09/01/25	500,000	526,210
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	6.700% 08/15/29	200,000	229,126
	Series 2004 A,
	5.625% 08/15/34	150,000	156,878
CA Palmdale Elementary School District,
	Community Facilities District No. 90-1,
	Series 1999,
	Insured: FSA
	5.800% 08/01/29	1,500,000	1,644,645
CA Ridgecrest Civic Center
	Series 1999,
	6.250% 06/30/26	500,000	532,670
	Special Property Tax Total		7,156,222

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State Appropriated – 7.8%
CA Public Works Board
	Department of Health Services,
	Series 1999 A,
	Insured: MBIA
	5.750% 11/01/24 (e)	2,500,000	2,752,150
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	500,000	559,975
	State Appropriated Total		3,312,125
State General Obligations – 6.7%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/17	1,000,000	1,208,410
	Series 2003,
	5.250% 02/01/20	500,000	566,780
	Series 2004,
	5.000% 02/01/22	1,000,000	1,067,890
	State General Obligations Total		2,843,080
	TAX - BACKED TOTAL		33,711,681
TRANSPORTATION – 8.0%
Airports – 2.5%
CA Port of Oakland
	Series 2002 K, AMT,
	Insured: FGIC
	5.750% 11/01/29	1,000,000	1,079,060
	Airports Total		1,079,060
Ports – 3.8%
CA Port of Oakland
	Series 2002 L, AMT,
	Insured: FGIC
	5.500% 11/01/20	250,000	274,130
CA San Diego Unified Port District Revenue
	Series B,
	Insured: MBIA
	5.000% 09/01/29	1,250,000	1,324,300
	Ports Total		1,598,430

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 1.7%
CA San Francisco Bay Area Rapid Transit District
	Series A,
	5.000% 07/01/30 (f)	685,000	733,868
	Transportation Total		733,868
	TRANSPORTATION TOTAL		3,411,358
UTILITIES – 37.4%
Independent Power Producers – 0.6%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	250,000	271,257
	Independent Power Producers Total		271,257
Investor Owned – 7.8%
CA Pollution Control Financing Authority
	Pacific Gas & Electric Co.,
	Series 1996 A, AMT,
	Insured: MBIA
	5.350% 12/01/16	1,000,000	1,088,890
	San Diego Gas & Electric Co.,
	Series 1991 A, AMT,
	6.800% 06/01/15	500,000	595,010
	Southern California Edison Co.,
	Series 1999 B,
	Insured: MBIA
	5.450% 09/01/29	1,500,000	1,615,995
	Investor Owned Total		3,299,895
Municipal Electric – 3.9%
CA Department of Water Resources
	Power Supply Revenue Bonds,
	Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	500,000	565,590
CA Los Angeles Department of Water & Power Waterworks
	Series 2004 C,
	Insured: MBIA
	5.000% 07/01/22	1,000,000	1,076,830
	Municipal Electric Total		1,642,420
Water & Sewer – 25.1%
CA Culver City
	Series 1999 A,
	Insured: FGIC
	5.700% 09/01/29	1,500,000	1,653,165
CA El Dorado Irrigation District
	Series 2004 A,
	Insured: FGIC
	5.000% 03/01/21	1,000,000	1,074,440

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Elsinore Valley Municipal Water District
	Series 2002,
	Insured: FGIC
	5.375% 07/01/18	1,160,000	1,331,402
CA Metropolitan Water District Waterworks Revenue
	Series A,
	Insured: FSA
	5.000% 07/01/30	1,000,000	1,071,340
CA Pico Rivera Water Authority Revenue
	Water System Project,
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,368,660
CA Pomona Public Financing Authority
	Series 1999 AC,
	Insured: FGIC
	5.500% 05/01/29	1,000,000	1,077,730
CA Department of Water Resources Water Revenue
	Central Valley Project,
	Series AD,
	Insured: FSA
	5.000% 12/01/25	1,000,000	1,078,350
CA Westlands Water District Revenue
	Certificates of Participation,
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/30	1,000,000	1,060,530
	Water & Sewer Total		10,715,617
	UTILITIES TOTAL		15,929,189

	Total Municipal Bonds (cost of $60,527,764)		66,358,040

		Shares
Investment Company – 0.0%
	Dreyfus California Tax-Exempt Money Market Fund	1	1

	Total Investment Company (cost of $1)		1

		Par ($)
Short-Term Obligations – 2.1%

VARIABLE RATE DEMAND NOTES (g) – 2.1%
CA Economic Recovery
	Series C-8,
	LOC: Lloyds TSB Bank Plc
	2.200% 07/01/23	100,000	100,000
CA Irvine Improvement Bond Act 1915
	Assessment District Number 97-16,

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (g) – (continued)
	LOC: State Street Bank & Co.
	2.200% 09/02/22	300,000	300,000
CA Irvine Ranch Water District
	Dates Consolidated Bonds Refunding,
	Series B,
	LOC: Landesbank Hessen-Thuringen Girozentrale
	2.350% 10/01/09	100,000	100,000
CA Department of Water Resources
	Power Supply Revenue,
	Series 2002 B-2,
	LOC: BNP Paribas
	2.350% 05/01/22	300,000	300,000
CA Tulare Local Health Care District
	Health Facilities Revenue,
	Series 2002,
	LOC: U.S. Bank N.A.
	2.220% 12/01/32	100,000	100,000

	VARIABLE RATE DEMAND NOTES TOTAL		900,000

	Total Short-Term Obligations (cost of $900,000)		900,000

	Total Investments – 157.8% (cost of $61,427,765)(h)(i)		67,258,041

	Other Assets & Liabilities, Net – (57.8)%		(24,622,746)

	Net Assets – 100.0%		42,635,295

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Denotes a restricted security, which is subject to restrictions on resale under Federal securities laws. At August 31, 2005, the value of this security represents 0.7% of net assets.

Security	Acquisition Date	Acquisition Cost

CA Statewide Community Development Authority, Eskaton Village - Grass Valley, Series 2000 8.250% 11/15/31	9/08/00	$250,000

(b)	Step Bond. Shown parenthetically is the next interest rate to be paid.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	A portion of the security with a market value of $2,025,582, pledged as collateral for open futures contracts.

(f)	Security purchased on a delayed delivery basis.

(g)

Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit card support agreements from banks. The interest rates changes periodically and the interest rates shown reflect the rates at August 31, 2005.

(h)	Cost for federal income tax purposes is $61,371,171.

(i)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$5,895,468	$(8,598)	$5,886,870

At August 31, 2005, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Notes	41	$4,595,203	$4,594,382	Dec -2005	$(821)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Line of Credit/Letter of Credit
MBIA	MBIA Insurance Corp.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial California Insured Municipal Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005